Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Series A Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued (in Shares)	4,126,667	4,126,667	4,500,000
Preferred stock, shares outstanding (in Shares)	4,126,667	4,126,667	4,500,000
Preferred stock, shares designated (in Shares)	10,000,000	10,000,000	10,000,000
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	400,000,000	400,000,000	400,000,000
Common stock, shares issued (in Shares)	23,809,975	21,326,609	18,599,982
Common stock, shares outstanding (in Shares)	23,809,975	21,326,609	18,599,982